Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total	Share Capital [Member]		Reserves [Member]	Accumulated Losses [Member]	Total [Member]	Non-controlling Interests [Member]
Balance at Jun. 30, 2023	[1]	$ 580,585	$ 535,385		$ (23,918)	$ (18,238)	$ 493,229	$ 87,356
Profit/(loss) after income tax	[1]	(78,040)	0		0	(66,484)	(66,484)	(11,556)
Other comprehensive income/(loss)	[1]	(14,748)	0		(11,592)	0	(11,592)	(3,156)
Total comprehensive income/(loss)	[1]	(92,788)	0		(11,592)	(66,484)	(78,076)	(14,712)
Transactions with owners:
Shares issued	[1]	25,413	25,413	[2]	0	0	25,413	0
Transaction costs	[1]	(81)	(81)		0	0	(81)	0
Employee share entitlements for unvested awards, net of tax	[1]	(155)	0		(155)	0	(155)	0
Employee share awards vested, net of tax	[1]	0	1,186		(1,186)	0	0	0
Transfers and other movements	[1]	17,347	0		(3,721)	4,951	1,230	16,117
Balance at Jun. 30, 2024	[1]	530,321	561,903		(40,572)	(79,771)	441,560	88,761
Profit/(loss) after income tax	[1]	(247,114)	0		0	(190,509)	(190,509)	(56,605)
Other comprehensive income/(loss)	[1]	(5,247)	0		(4,142)	0	(4,142)	(1,105)
Total comprehensive income/(loss)	[1]	(252,361)	0		(4,142)	(190,509)	(194,651)	(57,710)
Transactions with owners:
Shares issued	[1]	25,899	25,899	[2]	0	0	25,899	0
Transaction costs	[1]	(1,330)	(1,330)		0	0	(1,330)	0
Employee share entitlements for unvested awards, net of tax	[1]	1,711	0		1,711	0	1,711	0
Transfers and other movements	[1]	6,761	0		(201)	201	0	6,761
Balance at Jun. 30, 2025	[1]	311,001	586,472		(43,204)	(270,079)	273,189	37,812
Profit/(loss) after income tax	[1]	44,390	0		0	43,068	43,068	1,322
Other comprehensive income/(loss)	[1]	(16,364)	0		(18,734)	0	(18,734)	2,370
Total comprehensive income/(loss)	[1]	28,026	0		(18,734)	43,068	24,334	3,692
Transactions with owners:
Shares issued	[1]	259,792	259,792	[2]	0	0	259,792	0
Transaction costs	[1]	(9,144)	(9,144)		0	0	(9,144)	0
Acquisition of subsidiaries, operations and joint operations	[1]	201,791	196,624		5,167	0	201,791	0
Reallocation of non-controlling interest on business combination	[1]	(67,963)	0		(26,459)	0	(26,459)	(41,504)
Employee share entitlements for unvested awards, net of tax	[1]	3,663	0		3,663	0	3,663	0
Employee share awards vested, net of tax	[1]	0	4,306		(4,306)	0	0	0
Transfers and other movements	[1]	0	0		(711)	711	0	0
Balance at Jun. 30, 2026	[1]	$ 727,166	$ 1,038,050		$ (84,584)	$ (226,300)	$ 727,166	$ 0

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[2]	Amount reported for the year ended 30 June 2026 includes non-cash share issuances totalling 854,276 ordinary fully paid shares for consideration of $5.9 million (2025 and 2024: Nil).